Average Annual Total Returns (Vanguard Health Care Fund Annuity:)	Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015	Global Health Biotechnology Funds Average Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015	MSCI ACWI Health Care Index Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015	Spliced Health Care Index Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	28.52%	25.46%	18.13%	18.13%
Five Years	20.17%	19.33%	16.17%	16.74%
Ten Years	12.69%	10.77%	9.58%	9.41%